Debt and Tax Compensation on Note Payable (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	32 Months Ended	41 Months Ended				9 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended									0 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013	Aug. 01, 2012 AWP	Dec. 31, 2013 Apollo Notes	Mar. 31, 2013 Apollo Notes	Dec. 31, 2013 Karlsson Group	Dec. 10, 2013 Karlsson Group Senior secured promissory note	Dec. 31, 2013 Karlsson Group Senior secured promissory note	Dec. 31, 2012 Karlsson Group Senior secured promissory note	Mar. 31, 2013 Karlsson Group Senior secured promissory note	Apr. 15, 2013 Karlsson Group Senior secured promissory note	Aug. 01, 2012 Karlsson Group Senior secured promissory note	May 30, 2012 Karlsson Group Senior secured promissory note	Dec. 31, 2013 Karlsson Group Senior secured promissory note Forecast	Dec. 31, 2013 Karlsson Group Senior secured promissory note AWP	Mar. 31, 2013 Karlsson Group Senior secured promissory note AWP	Aug. 01, 2012 Karlsson Group Senior secured promissory note AWP	Dec. 31, 2013 Affiliates of Apollo Global Management, LLC Senior secured promissory note Forecast	Mar. 10, 2014 Affiliates of Apollo Global Management, LLC Apollo Notes	Mar. 07, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes item	Dec. 31, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes	Dec. 31, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes Forecast
Debt
Discounted payoff amount										$ 25,000,000	$ 25,000,000
Total debt	145,885,000	145,885,000		128,258,000	145,885,000		6,654,000	6,750,000			120,079,000		115,282,000				151,700,000				7,400,000			7,300,000	7,400,000
Estimated fair value of new note										134,100,000
Loss on extinguishment	(11,423,000)	(49,000)	(2,000,000)	(2,000,000)	(2,049,000)							11,400,000
Discount on new note	10,197,000	10,197,000			10,197,000						13,300,000
Carrying value of new note											147,400,000
Total debt including accrued interest	156,800,000	156,800,000			156,800,000
Tax compensation									19,200,000		19,152,000		6,226,000
Less: Unamortized debt discount	(10,197,000)	(10,197,000)			(10,197,000)						(13,300,000)
Less: current portion of debt and tax compensation	(135,688,000)	(135,688,000)		(128,258,000)	(135,688,000)
Amortization of debt discount		14,586,000			14,586,000						3,103,000
Accrued interest	10,900,000	10,900,000			10,900,000																			600,000
Face value															125,000,000	125,000,000
Interest acquired (as a percent)																				50.00%
Interest rate (as a percent)														9.00%	9.00%									11.00%
Aggregate value of common stock to be issued for repayment of debt, as a percentage of amount owed																						17.00%
Term of debt instrument from completion of Definitive Feasibility Study																								12 months
Note payable including principal, accrued interest and compensation for tax matters											149,600,000
Principal payments payable expressed as a percentage of gross proceeds											10.00%													10.00%
Period for mandatory pre-payment of debt											5 days		5 days
Minimum ownership percentage to avoid pre-payment						50.00%												50.00%	50.00%
Percentage of proceeds from future capital raised required to be placed in escrow		50.00%
Amount of capital raised that is subject to escrow deposit for funding of drilling and the Holbrook Project development under debt covenant	18,800,000	18,800,000			18,800,000
Escrow deposit required		9,400,000
Percentage of capital raised to be used for payment of debt		20.00%							10.00%															10.00%
Number of promissory notes issued																							2
Amount borrowed																							$ 6,800,000